Stockholders' Equity (Details) - Schedule of Equity Classified Warrants - $ / shares			3 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Sep. 30, 2023
Schedule of Equity-Classified Warrants [Abstract]
Number of Warrants, Total outstanding, June 30, 2023
Weighted Average Exercise Price, Total outstanding, June 30, 2023
Weighted Average Remaining Contractual Life (Years), Total outstanding, June 30, 2023	4 years 8 months 23 days
Number of Warrants, Reclassified from derivative liabilities	231,917		231,917
Weighted Average Exercise Price, Reclassified from derivative liabilities			$ 5.46
Weighted Average Remaining Contractual Life (Years), Reclassified from derivative liabilities			4 years 1 month 24 days
Number of Warrants, Granted			3,116,384
Weighted Average Exercise Price, Granted			$ 6.22
Weighted Average Remaining Contractual Life (Years), Granted			5 years
Number of Warrants, Exercised			(184,447)
Weighted Average Exercise Price, Exercised			$ 6.14
Weighted Average Remaining Contractual Life (Years), Exercised			5 years
Number of Warrants, Forfeited
Weighted Average Exercise Price, Forfeited
Number of Warrants, Expired
Weighted Average Exercise Price, Expired
Number of Warrants, Total outstanding, September 30, 2023	3,163,854		3,163,854
Weighted Average Exercise Price, Total outstanding, September 30, 2023	$ 6.17		$ 6.17
Weighted Average Remaining Contractual Life (Years), Total outstanding, September 30, 2023	4 years 8 months 23 days
Number of Warrants, Total exercisable, September 30, 2023	3,163,854		3,163,854
Weighted Average Exercise Price, Total exercisable, September 30, 2023	$ 6.17		$ 6.17
Weighted Average Remaining Contractual Life (Years), Total exercisable, September 30, 2023			4 years 8 months 23 days